As filed with the U.S. Securities and Exchange Commission on January 12, 2007

                            Registration No. 33-59474

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                       POST-EFFECTIVE AMENDMENT NO. 50 TO
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      under
                           THE SECURITIES ACT OF 1933
                                       and
                             REGISTRATION STATEMENT
                                      under
                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                         PRINCIPAL INVESTORS FUND, INC.
               (Exact name of Registrant as specified in Charter)
                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)
                                    --------
                         Telephone Number (515) 248-3842
                                    --------

                                    Copy to:
       MICHAEL D. ROUGHTON, ESQ.        JOHN W. BLOUCH, ESQ.
       The Principal Financial Group    Dykema Gossett PLLC
       Des Moines, Iowa 50392           Franklin Square, Suite 300 West
                                        1300 I Street, N.W.
                                        Washington, DC 20005-3306
                     (Name and address of agent for service)


                                   ----------
 It is proposed that this filing will become effective (check appropriate box) _____ immediately upon filing pursuant to paragraph (b) of Rule 485
  X    on January 16, 2007 pursuant to paragraph (b) of Rule 485
_____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____  on (date) pursuant to paragraph (a)(1) of Rule 485
_____  75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
_ X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


EXPLANATORY NOTE
This Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A for Principal Investors Fund, Inc. ("Registrant") incorporates by reference the Prospectus, Statement of Additional Information and Part C that are contained in the Registrant's Post-Effective Amendment No. 49, which was filed with the Securities and Exchange Commission on December 29, 2006. The purpose of this Post-Effective Amendment is to extend the effective date of Post-Effective Amendment No. 49 to January 16, 2007.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 12th day of January, 2007.

                                            Principal Investors Fund, Inc.
                                                    (Registrant)

                                            By /s/ R. C. Eucher
                                            _________________________________
                                            R. C. Eucher
                                            Director, President and
                                            Chief Executive Officer
Attest:
/s/ James F. Sager
______________________________________
James F. Sager
Assistant Secretary

Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                                                Date

/s/ R. C. Eucher               Director, President and Chief Executive Officer  January 12, 2007
R. C. Eucher                   (Principal Executive Officer)

(L. D. Zimpleman)*             Director and                                     January 12, 2007
L. D. Zimpleman                Chairman of the Board

/s/ J. R. Brown                Vice President and                               January 12, 2007
J. R. Brown                    Chief Financial Officer
                               (Principal Accounting Officer)

(E. Ballantine)*               Director                                         January 12, 2007
E. Ballantine

(R. W. Gilbert)*               Director                                         January 12, 2007
R. W. Gilbert

(M. A. Grimmett)*              Director                                         January 12, 2007
M. A. Grimmett

(F. S. Hirsch)*                Director                                         January 12, 2007
F. S. Hirsch

(W. C. Kimball)*               Director                                         January 12, 2007
W. C. Kimball

(B. A. Lukavsky)*              Director                                         January 12, 2007
B. A. Lukavsky


*By /s/ Michael J. Beer
Michael J. Beer
Executive Vice President
Pursuant to Powers of Attorney
Previously filed or filed herewith